Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Profit of the period	$ 5,691	$ 9,183	$ 2,769
Depreciation, amortization and impairment	4,260	4,276	3,477
Impairment losses on receivables, inventories and other assets	115	130	110
Additions/(reversals) in provisions and employee benefits	505	178	293
Net finance cost/(income)	8,729	6,507	8,564
Loss/(gain) on sale of property, plant and equipment and intangible assets	(82)	(117)	(4)
Loss/(gain) on sale of subsidiaries, associates and assets held for sale	(20)	(47)	(410)
Equity-settled share-based payment expense	337	351	231
Income tax expense	2,839	1,920	1,613
Other non-cash items included in profit	(660)	(284)	(286)
Share of result of associates and joint ventures	(153)	(430)	(16)
Cash flow from operating activities before changes in working capital and use of provisions	21,561	21,667	16,341
Decrease/(increase) in trade and other receivables	(38)	67	(714)
Decrease/(increase) in inventories	(603)	(213)	(364)
Increase/(decrease) in trade and other payables	1,153	365	1,251
Pension contributions and use of provisions	(488)	(616)	(470)
Cash generated from operations	21,585	21,270	16,044
Interest paid	(4,445)	(4,652)	(3,279)
Interest received	428	811	558
Dividends received	141	142	43
Income tax paid	(3,047)	(2,141)	(3,256)
CASH FLOW FROM OPERATING ACTIVITIES	14,663	15,430	10,110
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(5,086)	(4,741)	(4,979)
Proceeds from sale of property, plant and equipment and of intangible assets	437	617	211
Acquisition of SAB, net of cash acquired			(65,166)
Proceeds from SAB transaction-related divestitures	(330)	11,697	16,342
Taxes on SAB transaction-related divestitures	(100)	(3,449)	16,342
Acquisition of subsidiaries, net of cash acquired	(112)	(598)	(1,445)
Sale of subsidiaries, net of cash disposed of	257	42	653
Net proceeds from sale/(acquisition) of investment in short-term debt securities	1,296	4,337	(5,583)
Net proceeds from sale/(acquisition) of other assets	(172)	(264)	119
Net repayments/(payments) of loans granted	(156)	213	(229)
CASH FLOW FROM INVESTING ACTIVITIES	(3,965)	7,854	(60,077)
FINANCING ACTIVITIES
Purchase of non-controlling interest	(923)	(206)	(10)
Proceeds from borrowings	17,782	13,352	86,292
Payments on borrowings	(22,489)	(23,333)	(23,617)
Cash net finance (cost)/income other than interests	(554)	(1,542)	(3,484)
Dividends paid	(7,761)	(9,275)	(8,450)
CASH FLOW FROM FINANCING ACTIVITIES	(13,945)	(21,004)	50,731
Net increase/(decrease) in cash and cash equivalents	(3,247)	2,280	764
Cash and cash equivalents less bank overdrafts at beginning of year	10,356	8,395	6,910
Effect of exchange rate fluctuations	(148)	(319)	721
Cash and cash equivalents less bank overdrafts at end of period	$ 6,960	$ 10,356	$ 8,395